Condensed Consolidated Statement of Shareholders Equity (Unaudited) (USD $)	Common Stock	Additional Paid-In Capital	Accumulated Deficit	Total
Opening Balance, amount at Jun. 30, 2009	$ 13,859	$ 5,262,999	$ (6,106,302)	$ (829,444)
Opening Balance, shares at Jun. 30, 2009	13,858,986
Common stock and warrants issued for cash, shares	2,180,000
Common stock and warrants issued for cash, amount	2,180	2,177,820		2,180,000
Common stock issued to officer and director, shares	69,211
Common stock issued to officer and director, amount	69	69,142		69,211
Common stock issued for services, shares	200,000
Common stock issued for services, amount	200	339,800		340,000
Common stock issued to extend line of credit, shares	150,000
Common stock issued to extend line of credit, amount	150	149,850		150,000
Common stock issued upon exercise of options for cash, shares	79,993
Common stock issued upon exercise of options for cash, amount	80	58,270		58,350
Warrants issued to extend line of credit		59,865		59,865
Options issued for services		85,872		85,872
Offering cost of stock and warrants issued for cash		(90,000)		(90,000)
Stock-based compensation		398,614		398,614
Net loss for the fiscal year ended			(3,536,884)	(3,536,884)
Ending Balance, amount at Jun. 30, 2010	16,538	8,512,232	(9,643,186)	(1,114,416)
Ending Balance, shares at Jun. 30, 2010	16,538,190
Common stock and warrants issued for cash, shares	1,670,000
Common stock and warrants issued for cash, amount	1,670	1,427,650		1,429,320
Common stock issued for cash, shares	2,282,063
Common stock issued for cash, amount	2,282	3,270,484		3,272,766
Common stock issued for services, shares	170,000
Common stock issued for services, amount	170	168,330		168,500
Common stock issued to retire debt, shares	892,857
Common stock issued to retire debt, amount	894	1,083,606		1,084,500
Common stock issued upon exercise of warrants for cash, shares	303,303
Common stock issued upon exercise of warrants for cash, amount	303	378,826		379,129
Common stock issued upon exercise of options for cash, shares	100,000
Common stock issued upon exercise of options for cash, amount	100	121,900		122,000
Common stock issued for equity commitment fee, shares	75,000
Common stock issued for equity commitment fee, amount	75	(75)
Common stock issued for cashless exercise of warrants, shares	73,157
Common stock issued for cashless exercise of warrants, amount	73	(73)
Warrants issued as debt extinguishment fee		182,890		182,890
Options issued to induce warrant exercise		62,414		62,414
Options issued for services		322,850		322,850
Options vested		921,639		921,639
Net loss for the fiscal year ended			(6,026,641)	(6,026,641)
Ending Balance, amount at Jun. 30, 2011	$ 22,105	$ 16,452,674	$ (15,669,827)	$ 804,952
Ending Balance, shares at Jun. 30, 2011	22,104,570